Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 12: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written-off and/or reserved.

Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.

Due from related parties: The carrying amount of due from related parties, reported in the balance sheet approximates its fair value due to the short-term nature of these accounts receivable and no significant changes in interest rates.

Due to related parties: The carrying amount of due to related parties reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.

Long-term debt: The carrying amount of the floating rate loan approximates its fair value. The fair value of the Ship Mortgage Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

The fair value hierarchy is explained as follows:

     Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

     Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

     Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2014 or 2013.

	December 31, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 30,877	$ 30,877	$ 9,152	$ 9,152
Accounts receivable	$ 653	$ 653	$ 817	$ 817
Due from related parties	$ -	$ -	$ 35,756	$ 35,756
Accounts payable	$ 1,243	$ 1,243	$ 371	$ 371
Due to related parties	$ 736	$ 736	$ 472	$ 472
Long-term debt	$ 126,000	$ 126,000	$ 341,034	$ 348,281

Fair Value Measurements
            The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
            Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
            Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
            Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2014 or 2013.

Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 30,877	$ 30,877	$ -	$ -
Long-term debt	$ 126,000	$ -	$ 126,000	$ -
Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 9,152	$ 9,152	$ -	$ -
Long-term debt	$ 348,281	$ 348,281	$ -	$ -